UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Valicenti Advisory Services, Inc.
Address: 400 East Water Street
Elmira, New York 14901

13F File Number: 28-7606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey S. Naylor
Title:     Vice President
Phone:     607-734-2665

Signature, Place, and Date of Signing:

                               Elmira, NY
--------------------------- ---------------- -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   42

Form 13F Information Table Value Total:   $83,943 (x$1000)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYSTEMS INC              COM              00724F101      880    23933 SH       SOLE                                      23933
ALTRIA GROUP INC               COM              02209S103      958    48780 SH       SOLE                                      48780
AMAZON COM INC                 COM              023135106     2075    15425 SH       SOLE                                      15425
APPLE INC                      COM              037833100     2371    11253 SH       SOLE                                      11253
BP  PLC ADR                    COM              055622104      940    16209 SH       SOLE                                      16209
CHEVRON CORP                   COM              166764100     4629    60126 SH       SOLE                                      60126
CISCO SYSTEMS INC              COM              17275R102     2255    94187 SH       SOLE                                      94187
COCA-COLA CO                   COM              191216100      700    12279 SH       SOLE                                      12279
CORNING INC                    COM              219350105     6311   326809 SH       SOLE                                     326809
COVANCE INC                    COM              222816100     2275    41684 SH       SOLE                                      41684
DIRECTV GROUP INC              COM              25490A101      794    23800 SH       SOLE                                      23800
ELMIRA SAVINGS BANK            COM              289660102     3074   183499 SH       SOLE                                     183499
EMC CORP                       COM              268648102     1109    63475 SH       SOLE                                      63475
EXXON MOBIL CORP               COM              30231G102     2669    39143 SH       SOLE                                      39143
GENERAL ELECTRIC CO            COM              369604103     2854   188638 SH       SOLE                                     188638
INTEL CORP                     COM              458140100     3486   170901 SH       SOLE                                     170901
INTL BUSINESS MACHINES         COM              459200101     2186    16703 SH       SOLE                                      16703
INTUITIVE SURGICAL             COM              46120E602     5142    16947 SH       SOLE                                      16947
JACOBS ENGINEERING GROUP INC   COM              469814107     2648    70407 SH       SOLE                                      70407
JOHNSON & JOHNSON              COM              478160104     3023    46941 SH       SOLE                                      46941
KRAFT FOODS INC                COM              50075N104      328    12065 SH       SOLE                                      12065
MCDERMOTT INTL INC             COM              580037109     2137    89008 SH       SOLE                                      89008
MEDTRONIC INC                  COM              585055106     1764    40100 SH       SOLE                                      40100
MICROSOFT CORP                 COM              594918104     2846    93362 SH       SOLE                                      93362
MONSANTO CO NEW                COM              61166W101     2459    30075 SH       SOLE                                      30075
NATIONAL OILWELL VARCO INC     COM              637071101      667    15125 SH       SOLE                                      15125
PEPSICO INC                    COM              713448108     1398    22991 SH       SOLE                                      22991
PHILIP MORRIS INTERNATIONAL IN COM              718172109     1560    32381 SH       SOLE                                      32381
QUALCOMM INC                   COM              747525103      968    20925 SH       SOLE                                      20925
ROYAL DUTCH SHELL B ADR        COM              780259107      530     9112 SH       SOLE                                       9112
SCHLUMBERGER LTD               COM              806857108     2595    39875 SH       SOLE                                      39875
SUN MICROSYSTEMS INC           COM              866810104      288    30725 SH       SOLE                                      30725
TARGET CORP                    COM              87612E106      386     7975 SH       SOLE                                       7975
TRANSOCEAN INC                 COM              H8817H100      760     9175 SH       SOLE                                       9175
UNITED TECHNOLOGIES            COM              913017109     2152    31002 SH       SOLE                                      31002
VALERO ENERGY CORP             COM              91913Y100     2488   148548 SH       SOLE                                     148548
VERIZON COMMUNICATIONS         COM              92343V104      763    23029 SH       SOLE                                      23029
ZIMMER HOLDINGS, INC           COM              98956P102     2113    35753 SH       SOLE                                      35753
ISHARES NASDAQ BIOTECH INDX                     464287556     1397    17075 SH       SOLE                                      17075
PROSHS ULTRASHRT S&P500 PROSHA                  74347R883     2323    66275 SH       SOLE                                      66275
PROSHARES ULTRASHORT LEHMAN 20                  74347r297     3046    61075 SH       SOLE                                      61075
ISHARES TR COMEX GOLD                           464285105      596     5553 SH       SOLE                                       5553